Events after reporting period	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period	Events after the reporting period
On January 23, 2023, the Company announced a reduction in its employee base. We estimate that we will incur approximately €35 million to €45 million in severance-related charges.
Subsequent to the end of the reporting period, we signed license agreements with certain music labels and publishers. Included in these agreements are minimum guarantee and spend commitments of approximately €116 million over the next three years.